Gain on disposals	12 Months Ended
Dec. 31, 2014
Proceeds from Sale of Productive Assets [Abstract]
Gain on disposals
Gain on disposals

The Company has recognized the following gains on disposals:

(In US$ millions)	Net proceeds	Book value on disposal	Gain
Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632

Year ended December 31, 2013:
Sale of Jack-up rig West Janus	73	12	61
Total for year ended December 31, 2013	73	12	61

Year ended December 31, 2012:
None	—	—	—
Total for year ended December 31, 2012	—	—	—